Business and Basis of Presentation (Narrative) (Details)				1 Months Ended	3 Months Ended
	Dec. 01, 2015	Aug. 01, 2015	Mar. 02, 2015	Dec. 31, 2015 system investment rail_rack sphere	Mar. 31, 2015 joint_venture	Jun. 30, 2016 transaction	Jan. 31, 2015 joint_venture
Property, Plant and Equipment [Line Items]
Number of storage assets | sphere				2
Number of equity investments | investment				6
Crude Oil [Member]
Property, Plant and Equipment [Line Items]
Number of rail racks | rail_rack				2
Crude Oil Pipeline, Terminal And Storage Facilities [Member]
Property, Plant and Equipment [Line Items]
Number of systems				1
Refined Petroleum Products Pipeline, Terminal And Storage [Member]
Property, Plant and Equipment [Line Items]
Number of systems				5
Crude Oil Gathering [Member]
Property, Plant and Equipment [Line Items]
Number of systems				1
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Number of separate transactions | transaction						2
Paradigm
Property, Plant and Equipment [Line Items]
Number of joint ventures | joint_venture					2		2
Phillips 66 [Member] | Phillips 66 [Member] | Standish And Sweeny Fractionator Acquisition [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Number of separate transactions | transaction						2
Phillips 66 [Member] | DCP Sand Hills Pipeline, LLC [Member] | Phillips 66 [Member]
Property, Plant and Equipment [Line Items]
Percentage of ownership in equity method investment acquired			33.34%		33.34%
Phillips 66 [Member] | DCP Southern Hills Pipeline, LLC [Member] | Phillips 66 [Member]
Property, Plant and Equipment [Line Items]
Percentage of ownership in equity method investment acquired			33.34%		33.34%
Phillips 66 [Member] | Explorer Pipeline Company [Member] | Phillips 66 [Member]
Property, Plant and Equipment [Line Items]
Percentage of ownership in equity method investment acquired			19.46%		19.46%
Phillips 66 [Member] | Bayou Bridge Pipeline LLC [Member] | Phillips 66 [Member]
Property, Plant and Equipment [Line Items]
Percentage of ownership in equity method investment acquired	40.00%			40.00%
Phillips 66 [Member]
Property, Plant and Equipment [Line Items]
Phillips 66 Partners GP LLC interest transferred to Phillips 66 Project Development Inc		100.00%
Number of refineries most of our assets are connected to				7